Offerings - Offering: 1	Aug. 30, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $5.00 per share
Amount Registered | shares	31,782,668
Maximum Aggregate Offering Price	$ 1,052,006,311
Fee Rate	0.01476%
Amount of Registration Fee	$ 155,277
Rule 457(f)	true
Offering Note
(1)
Represents the maximum number of shares of common stock, par value $5.00 per share, of Renasant Corporation, or Renasant, issuable upon the completion of the merger of The First Bancshares, Inc., or FBMS, and Renasant pursuant to the Agreement and Plan of Merger, dated as of July 29, 2024, by and between FBMS and Renasant, or the merger, in exchange for shares of common stock of FBMS, par value $1.00 per share, or FBMS common stock, including in connection with shares of FBMS common stock subject to restricted stock awards.

(2)
Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act of 1933, as amended, or Securities Act, and computed pursuant to Rule 457(c) and 457(f)(1) under the Securities Act. The proposed maximum aggregate offering price was calculated as the product of  (i) $33.10, the average of the high and low sales prices of FBMS common stock as reported on the New York Stock Exchange on August 23, 2024 and (ii) 31,782,488, the estimated maximum number of shares of FBMS common stock that may be exchanged in connection with the merger, , including in connection with shares of FBMS common stock subject to restricted stock awards.

(3)	Computed in accordance with Section 6(b) of the Securities Act, at a rate equal to 0.00014760 multiplied by the proposed maximum aggregate offering price.